Income Taxes - Schedule of Deferred Tax Liabilities and Assets (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Accounts receivable	₩ (17,887)	₩ 58,331
Inventories	537,232	301,786
Property and equipment	(2,610)	(1,414)
Goodwill and intangible assets	1,398,851	1,199,275
Accounts payable		68,521
Pension benefits	204,622	193,744
Other	67,520	(2,288)
Net operating losses	105,558	85,893
Tax credit carryforwards	871,500	681,695
Deferred tax assets, gross	3,164,787	2,585,543
Valuation allowances	(3,164,787)	(2,585,543)
Deferred tax assets, net